Submission	Apr. 09, 2025
Submission [Line Items]
Central Index Key	0000723531
Registrant Name	Paychex, Inc.
Registration File Number	333-286249
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES